Loans and Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Portfolio of Loans Outstanding
The portfolios of loans receivable at December 31, 2019, and December 31, 2018, consist of the following:

	December 31, 2019	December 31, 2018
	(Dollars in thousands)
Commercial and Industrial	$36,777	$34,640
Construction	231,095	139,877
Real Estate Mortgage:
Commercial – Owner Occupied	136,753	135,617
Commercial – Non-owner Occupied	298,204	321,580
Residential – 1 to 4 Family	636,891	545,391
Residential – Multifamily	68,258	49,628
Consumer	12,771	14,424
Total Loans	$1,420,749	$1,241,157

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class at December 31, 2019 and December 31, 2018 as follows:

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Dollars in thousands)
Commercial and Industrial	$—	$—	$286	$286	$36,491	$36,777	$—
Construction	—	—	1,365	1,365	229,730	231,095	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	1,722	2,702	4,424	132,329	136,753	—
Commercial – Non-owner Occupied	—	—	70	70	298,134	298,204	—
Residential – 1 to 4 Family	—	262	925	1,187	635,704	636,891	—
Residential – Multifamily	—	—	—	—	68,258	68,258	—
Consumer	—	—	—	—	12,771	12,771	—
Total Loans	$—	$1,984	$5,348	$7,332	$1,413,417	$1,420,749	$—

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Dollars in thousands)
Commercial and Industrial	$—	$—	$14	$14	$34,626	$34,640	$—
Construction	—	—	1,365	1,365	138,512	139,877	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—	—	135,617	135,617	—
Commercial – Non-owner Occupied	—	—	—	—	321,580	321,580	—
Residential – 1 to 4 Family	81	154	1,686	1,921	543,470	545,391	—
Residential – Multifamily	—	—	—	—	49,628	49,628	—
Consumer	62	—	—	62	14,362	14,424	—
Total Loans	$143	$154	$3,065	$3,362	$1,237,795	$1,241,157	$—

Analysis of Allowance for Loan Losses
The following tables present the information regarding the allowance for loan and lease losses and associated loan data:

	Twelve Months Ended December 31, 2019
As of December 31, 2019			Real Estate Mortgage
(Dollars in thousands)	Commercial and Industrial	Construction	Commercial Owner Occupied	Commercial Non-owner Occupied	Residential 1 to 4 Family	Residential Multifamily	Consumer	Total
December 31, 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075
Charge-offs	—	—	—	—	(56)	—	—	(56)
Recoveries	16	6	26	39	5	—	—	92
Provisions	230	1,107	(65)	(32)	1,285	198	(23)	2,700
Ending Balance December 31 2019	$964	$2,807	$2,023	$5,860	$9,151	$819	$187	$21,811

Allowance for loan losses
Individually evaluated for impairment	$286	$141	$33	$457	$211	$—	$—	$1,128
Collectively evaluated for impairment	678	2,666	1,990	5,403	8,940	819	187	20,683
Balance at December 31, 2019	$964	$2,807	$2,023	$5,860	$9,151	$819	$187	$21,811

Loans
Individually evaluated for impairment	$286	$5,110	$4,833	$10,424	$1,445	$—	$—	$22,098
Collectively evaluated for impairment	36,491	225,985	131,920	287,780	635,446	68,258	12,771	1,398,651
Balance at December 31, 2019	$36,777	$231,095	$136,753	$298,204	$636,891	$68,258	$12,771	$1,420,749

	Twelve Months Ended December 31, 2018
As of December 31, 2018			Real Estate Mortgage
(Dollars in thousands)	Commercial and Industrial	Construction	Commercial Owner Occupied	Commercial Non-owner Occupied	Residential 1 to 4 Family	Residential Multifamily	Consumer	Total
December 31, 2017	$684	$2,068	$2,017	$4,630	$6,277	$627	$230	$16,533
Charge-offs	(128)	(27)	—	(49)	—	—	(19)	(223)
Recoveries	47	600	189	86	43	—	—	965
Provisions	115	(947)	(144)	1,186	1,597	(6)	(1)	1,800
Ending Balance December 31 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075

Allowance for loan losses
Individually evaluated for impairment	$14	$69	$36	$192	$299	$—	$—	$610
Collectively evaluated for impairment	704	1,625	2,026	5,661	7,618	621	210	18,465
Balance at December 31, 2018	$718	$1,694	$2,062	$5,853	$7,917	$621	$210	$19,075

Loans
Individually evaluated for impairment	$14	$5,589	$2,441	$11,299	$2,514	$—	$—	$21,857
Collectively evaluated for impairment	34,626	134,288	133,176	310,281	542,877	49,628	14,424	1,219,300
Balance at December 31, 2018	$34,640	$139,877	$135,617	$321,580	$545,391	$49,628	$14,424	$1,241,157

Impaired Loans
The following tables provide further detail on impaired loans and the associated ALLL at December 31, 2019 and December 31, 2018:

December 31, 2019	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Construction	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	2,702	2,702	—
Commercial – Non-owner Occupied	70	70	—
Residential – 1 to 4 Family	194	194	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	2,966	2,966	—
With an allowance recorded:
Commercial and Industrial	286	292	286
Construction	5,110	9,600	141
Real Estate Mortgage:
Commercial – Owner Occupied	2,131	2,131	33
Commercial – Non-owner Occupied	10,354	10,355	457
Residential – 1 to 4 Family	1,251	1,251	211
Residential – Multifamily	—	—	—
Consumer	—	—	—
	19,132	23,629	1,128
Total:
Commercial and Industrial	286	292	286
Construction	5,110	9,600	141
Real Estate Mortgage:
Commercial – Owner Occupied	4,833	4,833	33
Commercial – Non-owner Occupied	10,424	10,425	457
Residential – 1 to 4 Family	1,445	1,445	211
Residential – Multifamily	—	—	—
Consumer	—	—	—
	$22,098	$26,595	$1,128

December 31, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Construction:	—	—	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—
Commercial – Non-owner Occupied	—	—	—
Residential – 1 to 4 Family	1,131	1,131	—
Residential – Multifamily	—	—	—
Consumer	—	—	—
	1,131	1,131	—
With an allowance recorded:
Commercial and Industrial	14	19	14
Construction:	5,589	10,080	69
Real Estate Mortgage:
Commercial – Owner Occupied	2,441	2,441	36
Commercial – Non-owner Occupied	11,299	11,299	192
Residential – 1 to 4 Family	1,383	1,383	299
Residential – Multifamily	—	—	—
Consumer	—	—	—
	20,726	25,222	610
Total:
Commercial and Industrial	14	19	14
Construction:	5,589	10,080	69
Real Estate Mortgage:
Commercial – Owner Occupied	2,441	2,441	36
Commercial – Non-owner Occupied	11,299	11,299	192
Residential – 1 to 4 Family	2,514	2,514	299
Residential – Multifamily	—	—	—
Consumer	—	—	—
	$21,857	$26,353	$610

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019		2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and Industrial	$127	$18	$15	$1
Commercial	5,350	173	5,781	191
Real Estate Mortgage:
Commercial – Owner Occupied	3,956	126	3,372	134
Commercial – Non-owner Occupied	11,275	624	11,850	606
Residential – 1 to 4 Family	2,273	36	2,704	74
Residential – Multifamily	—	—	—	—
Consumer	—	—	16	—
Total	$22,981	$977	$23,738	$1,006

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2019 and 2018, is as follows:

At December 31, 2019	Pass	OAEM	Substandard	Doubtful	Total
	(Dollars in thousands)
Commercial and Industrial	$36,491	$—	$286	$—	$36,777
Construction	219,289	4,275	7,531	—	231,095
Real Estate Mortgage:
Commercial – Owner Occupied	134,051	—	2,702	—	136,753
Commercial – Non-owner Occupied	298,006	—	198	—	298,204
Residential – 1 to 4 Family	634,937	920	1,034	—	636,891
Residential – Multifamily	68,258	—	—	—	68,258
Consumer	12,771	—	—	—	12,771
Total	$1,403,803	$5,195	$11,751	$—	$1,420,749

At December 31, 2018	Pass	OAEM	Substandard	Doubtful	Total
	(Dollars in thousands)
Commercial and Industrial	$34,626	$—	$14	$—	$34,640
Construction:	127,523	4,503	7,851	—	139,877
Real Estate Mortgage:
Commercial – Owner Occupied	135,617	—	—	—	135,617
Commercial – Non-owner Occupied	321,446	—	134	—	321,580
Residential – 1 to 4 Family	542,865	719	1,807	—	545,391
Residential – Multifamily	49,628	—	—	—	49,628
Consumer	14,424	—	—	—	14,424
Total	$1,226,129	$5,222	$9,806	$—	$1,241,157

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2019 is as follows:

2019
(Dollars in thousands)
Balance, beginning of year	$13,079
Advances	467
Less: repayments	(1,467)
Balance, end of year	$12,079